RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties [text block]

	Thousands of U.S. dollars
	2021	2022
Salaries and variable remuneration	8,489	5,057
Salaries	2,803	4,501
Share-based compensation	3,938
Variable remuneration	1,748	556
Payment in kind	325	546
Medical insurance	80	233
Life insurance premiums	72	66
Other	173	247
Total	8,814	5,603